LEASE OBLIGATIONS (Details) - USD ($)	1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 30, 2021	Jan. 31, 2018	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating lease agreements
Rent expense	$ 17,257		$ 246,103		$ 106,702	$ 551,944	$ 570,051
Security deposit	$ 19,500
Leased retail locations
Operating lease agreements
Rent expense				$ 246,103				$ 541,146	$ 210,352
Bailey leases facilities
Minimum lease payments
Minimum lease payments under the operating leases in 2021								442,253
Minimum lease payments under the operating leases in 2022								455,521
Minimum lease payments under the operating leases in 2023								456,202
Lessee, Operating Lease, Liability, to be Paid, Year Three, Payment Two								$ 76,290
Leased property
Operating lease agreements
Rent expense		$ 14,500
Lease term								36 months
Operating lease return of security deposit and brokerage commission payable		73,500
Security deposit		$ 43,500